OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	December 31,
	2019	2019
	RMB	US$
Right-of-use assets	36,607	5,258

Operating lease liabilities - current	16,672	2,395
Operating lease liabilities – non-current	31,675	4,550
Total operating lease liabilities	48,347	6,945

Summary of maturity of operating lease liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2019:

	Operating leases
	RMB	US$
2020	19,206	2,759
2021	19,446	2,793
2022	14,009	2,012
Thereafter	—	—
Total	52,661	7,564
Less: imputed interest	(4,314)	(619)
Present value of lease liabilities	48,347	6,945